Disclosure Of Foreign Currency Financial Assets And Liabilities (Details) € in Thousands, ₪ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Cash | ₪		₪ 94,819				₪ 192,351
Investment | ₪		187
Other receivables – USD | ₪		₪ 141,116				₪ 97,375
Class of liabilities [member]
IfrsStatementLineItems [Line Items]
Cash	$ 541
Other receivables – USD
Trade	13,380			$ 921	11,267			$ 208
Class of liabilities [member] | F.O.R.E biotherapeutics ltd [member]
IfrsStatementLineItems [Line Items]
Investment
Class of liabilities [member] | Cavnox ltd [member]
IfrsStatementLineItems [Line Items]
Investment
Class of assets [member]
IfrsStatementLineItems [Line Items]
Cash	293		€ 24		17,302
Other receivables – USD	1,111				2,899
Trade
Class of assets [member] | F.O.R.E biotherapeutics ltd [member]
IfrsStatementLineItems [Line Items]
Investment	1,922				1,600
Class of assets [member] | Cavnox ltd [member]
IfrsStatementLineItems [Line Items]
Investment					$ 965